CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	¥ 1,482,498	¥ 881,177
Less: allowance for doubtful accounts	(2,163)	(133)	¥ (241)
Accounts receivable, net	1,480,335	881,044
- Current portion	1,480,335	879,962
- Non-current portion	0	1,082
Movement of the allowance for doubtful accounts
Allowance made during the year	2,032	274	241
Write-off during the year		(382)
Foreign exchange impact	(2)
Deferred Revenue
Beginning balance	105,735
Increase	5,804
Closing balance	111,539	105,735
Deferred revenue expected to be recognized as revenue after one year	14,871	15,419
Revenue recognized from the opening deferred revenue balance	96,084	66,500	¥ 43,192
Accounts receivable | Bank loans
Accounts receivable, net
Assets pledged	819,578	¥ 520,382
Accounts receivable | Finance lease and other financing obligations
Accounts receivable, net
Assets pledged	¥ 128,353